PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
Schedule of property and equipment

			Geological		Office
	Property		Equipment		Furniture
	and	Computer	and Other		and
	Buildings	Equipment	Facilities	Vehicles	Equipment	Total
	$	$	$	$	$	$
Cost
Balance at January 1, 2022	2,127,485	32,392	823,122	531,240	—	3,514,239
Additions	4,065,427	61,106	724,332	248,648	30,148	5,129,661
Balance at December 31, 2022	6,192,912	93,498	1,547,454	779,888	30,148	8,643,900
Additions	172,344	46,395	763,576	190,230	8,205	1,180,750
Disposals	—	(3,401)	—	(34,795)	—	(38,196)
Balance at December 31, 2023	6,365,256	136,492	2,311,030	935,323	38,353	9,786,454
Accumulated Depreciation
Balance at January 1, 2022	53,654	17,107	333,474	195,545	—	599,780
Depreciation	87,872	26,682	454,124	208,016	412	777,106
Balance at December 31, 2022	141,526	43,789	787,598	403,561	412	1,376,886
Depreciation	271,505	42,327	228,621	244,312	7,379	794,144
Disposals	—	(567)	—	(22,617)	—	(23,184)
Balance at December 31, 2023	413,031	85,549	1,016,219	625,256	7,791	2,147,846
Carrying Amount
At December 31, 2022	6,051,386	49,709	759,856	376,327	29,736	7,267,014
At December 31, 2023	5,952,225	50,943	1,294,811	310,067	30,562	7,638,608